Summary of Health Care Cost Assumptions Used to Calculate Benefit Obligations (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Medical benefits portion of other post-retirement plans
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016